Business Combination (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 20, 2019
Business Combination (Textual)
Redemption amount of ordinay shares	$ 33,064,568
Net assets				$ 32,383,588
Recognized expense	$ 101,900,000
Total shares issued	98,718,035
Reduction of ordinary shares	1,281,965
Cash election, percentage	40.00%
Business combination, description	Shares issued to Twelve Seas as part of the Business Combination included escrow shares of 1,552,000 being 30% of the founder shares which are subject to meeting certain financial milestones.
Twelve Seas [Member]
Business Combination (Textual)
Ordinary shares issued	10,869,719
Warrants issued	21,229,000
Sale of ordinary shares	16,997,181
Sale of ordinary shares price, per share	$ 10.31
Redemption amount of ordinay shares	$ 175,360,000
Ordinary shares, description	Twelve Seas issued a total of 100 million shares (inclusive of 20 million of escrowed shares) to BPGIC in exchange for 100 ordinary shares of BPGIC. All 100 million shares were simultaneously replaced with Brooge Energy shares at the ratio of 1:1.
Net assets	$ 32,400,000
Recognized fair value	131,000,000
Recognized expense	98,600,000
Business administration expenses	$ 3,100,000
Escrow [Member]
Business Combination (Textual)
Ordinary shares issued	1,500,000
Total shares issued	20,000,000
Exchange shares	20,000,000
NASDAQ [Member]
Business Combination (Textual)
Fair value, per share				$ 10.49
Fair value, per warrant				$ 0.80
One-half Escrow [Member]
Business Combination (Textual)
Escrow property, description	(a) the Annualized EBITDA (as defined in the Escrow Agreement) for any full fiscal quarter during the Escrow Period (beginning with the first full fiscal quarter beginning after the Closing) (an "Escrow Quarter") equals or exceeds USD 175,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy ordinary shares equals or exceeds $12.50 per share (subject to equitable adjustment) for any ten (10) Trading Days (as defined in the Escrow Agreement) within any twenty (20) Trading Day period during the Escrow Period.
All Escrow Property [Member]
Business Combination (Textual)
Escrow property, description	(a) the Annualized EBITDA for any Escrow Quarter equals or exceeds $250,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy ordinary shares equals or exceeds $14.00 per share (subject to equitable adjustment) for any ten (10) Trading Days within any twenty (20) Trading Day period during the Escrow Period.